IFRS 7 - Disclosure - Credit Risk - Summary of Credit Quality of Retail Portfolios (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 715,622	$ 672,495
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	338,378	331,428
Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	247,818	245,639
Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,978	14,374
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	663,639	625,520
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	333,368	326,816
Advanced Internal Ratings Based [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	241,305	234,716
Advanced Internal Ratings Based [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	36,106	36,506
Advanced Internal Ratings Based [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	38,687	38,351
Advanced Internal Ratings Based [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,363	14,436
Advanced Internal Ratings Based [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,509	2,466
Advanced Internal Ratings Based [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	398	341
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	244,073	242,213
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	195,324
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25,887
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,926
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,129
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	521
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	286
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,582
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [Member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	41,331
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [Member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,063
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [Member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,649
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [Member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,250
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [Member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,245
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [Member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	44
Advanced Internal Ratings Based [member] | Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,713	$ 13,188
Advanced Internal Ratings Based [member] | Other retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,650
Advanced Internal Ratings Based [member] | Other retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,156
Advanced Internal Ratings Based [member] | Other retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,112
Advanced Internal Ratings Based [member] | Other retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,984
Advanced Internal Ratings Based [member] | Other retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	743
Advanced Internal Ratings Based [member] | Other retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 68